ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 85,021	$ 12,327	¥ 56,513
Allowance for credit losses	5,407	784	381	$ 55	¥ 156
Accounts receivable, net	¥ 79,614	$ 11,543	¥ 56,132